Shareholder Report, Line Graph (Details) 193218_Teucrium 2x Daily Corn ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 12, 2024	Dec. 31, 2025
Teucrium 2x Daily Corn ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Teucrium 2x Daily Corn ETF NAV
Accumulated Value	$ 10,000	$ 7,934
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 11,465